Pay vs Performance Disclosure	12 Months Ended
	Sep. 30, 2023 USD ($)	Sep. 30, 2022 USD ($)	Sep. 30, 2021 USD ($)
Pay vs Performance Disclosure
Pay vs Performance Disclosure, Table
Pay Versus Performance
The following table sets forth information concerning the compensation actually paid to our CEO and to our other NEOs compared to Company performance for the years ended September 30, 2023, 2022, and 2021. The Compensation Committee did not consider the pay versus performance data presented below in making its pay decisions for any of the years shown.
Year	Summary Compensation Table Total for CEO(1)(2)	CAP to CEO(3)	Average Summary Compensation Table Total Pay for other NEOs(1)(2)	Average CAP to other NEOs(3)	Value of Initial Fixed $100 Investment Based On:		Net Income(5)	Adj. EPS(6)	Adj. EPS CAGR(7)
					AECOM TSR(4)	Peer Group TSR(4)
2023	$11,459,952	$19,077,083	$3,127,376	$4,442,441	$201	$141	$100,141	$3.71	21%
2022	$9,502,192	$14,790,471	$2,901,249	$3,716,795	$164	$122	$334,702	$3.40	28%
2021	$6,524,680	$20,557,469	$2,498,721	$4,486,501	$151	$144	$202,980	$2.81	34%

(1)
For 2023, 2022, and 2021 the CEO was Troy Rudd and the other NEOs were Gaurav Kapoor, Lara Poloni, David Gan, and Todd Battley.

(2)
The values reflected in this column reflect the “Total Compensation” set forth in the Summary Compensation Table (“SCT”) for fiscal years 2023, 2022, and 2021 on page 50 of this Proxy Statement. See the footnotes to the SCT for further detail regarding the amounts in this column.

(3)
“Total Compensation Actually Paid” (“CAP”) to our CEO and “Average Total CAP” to our other NEOs was computed as follows:

	CEO			Average Non-CEO NEOs
	2023	2022	2021	2023	2022	2021
SCT Total	$11,459,952	$9,502,192	$6,524,680	$3,127,376	$2,901,249	$2,498,721
Minus SCT Stock Awards	($8,306,165)	($6,278,345)	($3,125,010)	($1,685,576)	($1,521,331)	($1,050,734)
Plus Year-End Fair Value of Unvested Equity Awards Granted in Year	$7,435,208	$5,705,027	$4,233,148	$1,508,831	$1,382,408	$1,412,978
Plus Change in Value of Unvested Equity Awards Granted in Prior Years	$5,224,777	$3,762,823	$11,720,698	$1,043,713	$688,460	$1,572,809
Plus Change in Value of Vested Equity Awards Granted in Prior Years	$3,149,553	$1,954,757	$1,203,953	$414,680	$231,571	$52,727
Plus Change in Value of Dividend Equivalent Units Accumulated on Unvested Equity Awards	$113,758	$144,017	$0	$33,417	$34,438	$0
Total CAP	$19,077,083	$14,790,471	$20,557,469	$4,442,441	$3,716,795	$4,486,501

(4)
Reflects the cumulative total stockholder return of the Company and the peer group, represented by the S&P 400 MidCap index, respectively, for the year ended September 30, 2021, the two-years ended September 30, 2022, and the three years ended September 30, 2023, assuming a $100 investment at the closing price on September 30, 2020 and the reinvestment of all dividends.

(5)
Amounts in thousands.

(6)
See Annex A to this Proxy Statement for our definition of Adjusted EPS and a reconciliation of this non-GAAP financial measure.

(7)
Represents the compound annual growth rate for each respective fiscal year since fiscal 2020. The information provided is supplemental to the information required under Item 402(v) and is included to demonstrate compounding earnings growth consistent with the Company’s strategy to maximize shareholder value. See Annex A for a reconciliation of non-GAAP measures.

Company Selected Measure Name	Adj. EPS
Named Executive Officers, Footnote	(1) For 2023, 2022, and 2021 the CEO was Troy Rudd and the other NEOs were Gaurav Kapoor, Lara Poloni, David Gan, and Todd Battley.
Peer Group Issuers, Footnote
(4)
Reflects the cumulative total stockholder return of the Company and the peer group, represented by the S&P 400 MidCap index, respectively, for the year ended September 30, 2021, the two-years ended September 30, 2022, and the three years ended September 30, 2023, assuming a $100 investment at the closing price on September 30, 2020 and the reinvestment of all dividends.

PEO Total Compensation Amount	$ 11,459,952	$ 9,502,192	$ 6,524,680
PEO Actually Paid Compensation Amount	$ 19,077,083	14,790,471	20,557,469
Adjustment To PEO Compensation, Footnote
(3)
“Total Compensation Actually Paid” (“CAP”) to our CEO and “Average Total CAP” to our other NEOs was computed as follows:

	CEO			Average Non-CEO NEOs
	2023	2022	2021	2023	2022	2021
SCT Total	$11,459,952	$9,502,192	$6,524,680	$3,127,376	$2,901,249	$2,498,721
Minus SCT Stock Awards	($8,306,165)	($6,278,345)	($3,125,010)	($1,685,576)	($1,521,331)	($1,050,734)
Plus Year-End Fair Value of Unvested Equity Awards Granted in Year	$7,435,208	$5,705,027	$4,233,148	$1,508,831	$1,382,408	$1,412,978
Plus Change in Value of Unvested Equity Awards Granted in Prior Years	$5,224,777	$3,762,823	$11,720,698	$1,043,713	$688,460	$1,572,809
Plus Change in Value of Vested Equity Awards Granted in Prior Years	$3,149,553	$1,954,757	$1,203,953	$414,680	$231,571	$52,727
Plus Change in Value of Dividend Equivalent Units Accumulated on Unvested Equity Awards	$113,758	$144,017	$0	$33,417	$34,438	$0
Total CAP	$19,077,083	$14,790,471	$20,557,469	$4,442,441	$3,716,795	$4,486,501

Non-PEO NEO Average Total Compensation Amount	$ 3,127,376	2,901,249	2,498,721
Non-PEO NEO Average Compensation Actually Paid Amount	$ 4,442,441	3,716,795	4,486,501
Adjustment to Non-PEO NEO Compensation Footnote
(3)
“Total Compensation Actually Paid” (“CAP”) to our CEO and “Average Total CAP” to our other NEOs was computed as follows:

	CEO			Average Non-CEO NEOs
	2023	2022	2021	2023	2022	2021
SCT Total	$11,459,952	$9,502,192	$6,524,680	$3,127,376	$2,901,249	$2,498,721
Minus SCT Stock Awards	($8,306,165)	($6,278,345)	($3,125,010)	($1,685,576)	($1,521,331)	($1,050,734)
Plus Year-End Fair Value of Unvested Equity Awards Granted in Year	$7,435,208	$5,705,027	$4,233,148	$1,508,831	$1,382,408	$1,412,978
Plus Change in Value of Unvested Equity Awards Granted in Prior Years	$5,224,777	$3,762,823	$11,720,698	$1,043,713	$688,460	$1,572,809
Plus Change in Value of Vested Equity Awards Granted in Prior Years	$3,149,553	$1,954,757	$1,203,953	$414,680	$231,571	$52,727
Plus Change in Value of Dividend Equivalent Units Accumulated on Unvested Equity Awards	$113,758	$144,017	$0	$33,417	$34,438	$0
Total CAP	$19,077,083	$14,790,471	$20,557,469	$4,442,441	$3,716,795	$4,486,501

Compensation Actually Paid vs. Total Shareholder Return	Compensation Actually Paid versus TSR
Compensation Actually Paid vs. Net Income	Compensation Actually Paid versus Net Income
Compensation Actually Paid vs. Company Selected Measure	Compensation Actually Paid versus Adjusted EPS
Total Shareholder Return Vs Peer Group
Strong Relationship Between CAP and Certain Performance Measures
•
The Company’s CAP is well aligned with performance on key financial measures, including strong TSR that outperformed market indices and a 21% Adjusted EPS compounded growth rate, which reflects the Company’s focus on shareholder value creation. Despite this strong performance, as compared to fiscal 2021, CEO and non-CEO CAP declined by 7% and 1% respectively in fiscal 2023.

•
Additionally, performance on other key metrics that drive long-term value creation, including free cash flow, adjusted EBITDA and segment adjusted operating margin, also increased meaningfully over this period.

•
GAAP Net Income is influenced by a number of factors and can include items that are one-time in nature and is not exclusively used by investors to determine the long-term earnings power of the Company. As such, CAP and GAAP Net Income do not move in line with one another.

Tabular List, Table
In the Company’s assessment, the following represents the most important financial performance measures used by the Company to link compensation actually paid to the Company’s NEOs for the most recently completed fiscal year to Company performance:
Significant Financial Performance Measures
Adjusted EPS Growth
Adjusted EBITDA
Free Cash Flow
NSR Segment Adjusted Operating Margin %
Relative TSR
ROIC

Total Shareholder Return Amount	$ 201	164	151
Peer Group Total Shareholder Return Amount	141	122	144
Net Income (Loss)	$ 100,141,000	$ 334,702,000	$ 202,980,000
Company Selected Measure Amount	3.71	3.4	2.81
PEO Name	Troy Rudd
Measure:: 1
Pay vs Performance Disclosure
Other Performance Measure, Amount	21
Name	Adjusted EPS Growth
Non-GAAP Measure Description
(6)
See Annex A to this Proxy Statement for our definition of Adjusted EPS and a reconciliation of this non-GAAP financial measure.

(7)
Represents the compound annual growth rate for each respective fiscal year since fiscal 2020. The information provided is supplemental to the information required under Item 402(v) and is included to demonstrate compounding earnings growth consistent with the Company’s strategy to maximize shareholder value. See Annex A for a reconciliation of non-GAAP measures.

Measure:: 2
Pay vs Performance Disclosure
Other Performance Measure, Amount		28
Name	Adjusted EBITDA
Measure:: 3
Pay vs Performance Disclosure
Other Performance Measure, Amount			34
Name	Free Cash Flow
Measure:: 4
Pay vs Performance Disclosure
Name	NSR Segment Adjusted Operating Margin %
Measure:: 5
Pay vs Performance Disclosure
Name	Relative TSR
Measure:: 6
Pay vs Performance Disclosure
Name	ROIC
PEO | Stock Awards [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	$ (8,306,165)	$ (6,278,345)	$ (3,125,010)
PEO | Year-End Fair Value of Unvested Equity Awards Granted in Year [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	7,435,208	5,705,027	4,233,148
PEO | Change In Value of Unvested Equity Awards Granted in Prior Years [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	5,224,777	3,762,823	11,720,698
PEO | Change In Value of Vested Equity Awards Granted in Prior Years [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	3,149,553	1,954,757	1,203,953
PEO | Change In Value of Dividend Equivalent Units Accumulated on Unvested Equity Awards [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	113,758	144,017	0
Non-PEO NEO | Stock Awards [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(1,685,576)	(1,521,331)	(1,050,734)
Non-PEO NEO | Year-End Fair Value of Unvested Equity Awards Granted in Year [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	1,508,831	1,382,408	1,412,978
Non-PEO NEO | Change In Value of Unvested Equity Awards Granted in Prior Years [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	1,043,713	688,460	1,572,809
Non-PEO NEO | Change In Value of Vested Equity Awards Granted in Prior Years [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	414,680	231,571	52,727
Non-PEO NEO | Change In Value of Dividend Equivalent Units Accumulated on Unvested Equity Awards [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	$ 33,417	$ 34,438	$ 0